Commitments and Contingencies - Capital Lease Obligations (Details) - Jun. 30, 2015 - USD ($)	Total	Total
Capital Leases
Amortization expense	$ 30,000	$ 30,000
Future lease payments under the capital lease obligations
Six Months Ending December 31, 2015	171,473	171,473
2016	369,796	369,796
2017	287,893	287,893
2018	15,564	15,564
Total payments	844,726	844,726
Less: portion representing interest	56,104	56,104
Principal portion	788,622	788,622
Less: current portion	(321,686)	(321,686)
Long-term portion	466,936	466,936
Future maturities of capital lease obligations
Six Months Ending December 31, 2015	151,332	151,332
2016	341,114	341,114
2017	280,709	280,709
2018	15,467	15,467
Total	$ 788,622	788,622
Capital Lease Obligations
Capital Leases
Monthly payment		$ 10,759
Capital Lease Obligations | Director
Capital Leases
Capital lease, inputed interest rate (as percent)	7.30%	7.30%
Property and Equipment
Capital Leases
Total cost	$ 584,000	$ 584,000